Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 09, 2019
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Jan. 09, 2019
Document Effective Date	Jan. 09, 2019
Prospectus Date	Jan. 09, 2019
Direxion Russell 1000® Value Over Growth ETF | Direxion Russell 1000® Value Over Growth ETF
Prospectus:
Trading Symbol	RWVG
Direxion Russell 1000® Growth Over Value ETF | Direxion Russell 1000® Growth Over Value ETF
Prospectus:
Trading Symbol	RWGV
Direxion Russell Large Over Small Cap ETF | Direxion Russell Large Over Small Cap ETF
Prospectus:
Trading Symbol	RWLS
Direxion Russell Small Over Large Cap ETF | Direxion Russell Small Over Large Cap ETF
Prospectus:
Trading Symbol	RWSL
Direxion MSCI Cyclicals Over Defensives ETF | Direxion MSCI Cyclicals Over Defensives ETF
Prospectus:
Trading Symbol	RWCD
Direxion MSCI Defensives Over Cyclicals ETF | Direxion MSCI Defensives Over Cyclicals ETF
Prospectus:
Trading Symbol	RWDC
Direxion MSCI Emerging Over Developed Markets ETF | Direxion MSCI Emerging Over Developed Markets ETF
Prospectus:
Trading Symbol	RWED
Direxion MSCI Developed Over Emerging Markets ETF | Direxion MSCI Developed Over Emerging Markets ETF
Prospectus:
Trading Symbol	RWDE